Raw Materials and Consumables Used	12 Months Ended
Dec. 31, 2018
RAW MATERIALS AND CONSUMABLES USED
RAW MATERIALS AND CONSUMABLES USED

27.  RAW MATERIALS AND CONSUMABLES USED

The detail of raw materials and consumables presented in profit or loss for the years ended December 31, 2018, 2017 and 2016 is as follows:

	For the years ended
	12-31-2018	12-31-2017	12-31-2016
Raw Materials and Consumables	ThCh$	ThCh$	ThCh$
Energy purchases	(326,365,798)	(346,954,692)	(335,731,822)
Fuel consumption	(230,993,754)	(280,739,362)	(295,148,838)
Transportation costs	(141,551,194)	(152,869,838)	(192,502,995)
Other raw materials and consumables	(111,063,406)	(123,414,114)	(71,676,459)
Total raw materials and consumables	(809,974,152)	(903,978,006)	(895,060,114)